Reverse Recapitalization - Schedule of Common Stock Issued and Outstanding (Details) - Common Stock [Member]	Dec. 31, 2024 shares
Schedule of Common Stock Issued and Outstanding [Line Items]
UPTD’s Common Stock outstanding prior to Reverse Recapitalization	2,329,920
Less: redemption of UPTD’s Common Stock	(628,688)
Common Stock issued to PIPE investment	1,000,000
Conversion of Estrella’s Common Stock into UPTD’s Common Stock	32,500,000
Total Common Stock outstanding	35,201,232